Share Capital - Free Share Plans (Details)					12 Months Ended
	Jun. 22, 2022 shares € / shares	Mar. 11, 2022 EUR (€) shares	Apr. 20, 2021 shares	Mar. 11, 2020 shares € / shares	Dec. 31, 2022 EUR (€) shares employee € / shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)					0
Par value per share (euro per share) | € / shares					€ 0.03	€ 0.03
Capital increase | €		€ 1,500			€ 0	€ 0	€ 102,942,000
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)			362,515		0	362,515
Vesting requirements for share-based payment arrangement, holding period		1 year
Vesting requirements for share-based payment arrangement, acquisition period		2 years
AGA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)				50,000	0	0
AGA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)	300,039	50,000			300,039
Vesting requirements for share-based payment arrangement, holding period		1 year
Vesting requirements for share-based payment arrangement, acquisition period		2 years
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)					300,039	362,515
Maximum term of options granted for share-based payment arrangement in the event of death or disability of optionee		6 months
Executive Board and Employees | AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)	300,039
Par value per share (euro per share) | € / shares	€ 0.03
Vesting requirements for share-based payment arrangement, holding period	1 year
Vesting requirements for share-based payment arrangement, acquisition period	2 years
Anne-Juliette Hermant | AGA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)				50,000
Par value per share (euro per share) | € / shares				€ 0.03
Employees | AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employees with service conditions lifted | employee					9